Derivative instruments - Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (3.6)	$ (2.2)	$ (35.2)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	0.0	0.0	(0.1)
Fair value hedges of securities
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(0.5)	4.1	(20.6)
Fair value hedges of long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(3.1)	(6.3)	(14.6)
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ 0.0	$ 0.0	$ 0.1